Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Milliman Variable Insurance Trust
Entity Central Index Key	0001844255
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class 3
Shareholder Report [Line Items]
Fund Name	Milliman - Capital Group Hedged U.S. Growth Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Milliman - Capital Group Hedged U.S. Growth Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://millimanfunds.com/capgroup/resources. You can also request this information by contacting us at 1-855-700-7959.
Additional Information Phone Number	1-855-700-7959
Additional Information Website	https://millimanfunds.com/capgroup/resources
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$113	1.09%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Milliman - Capital Group Hedged U.S. Growth Fund seeks to provide upside participation in the total return of a portfolio of growth-oriented equity securities selected by Capital Group while protecting against equity security price losses within the -5% to -20% range.
For the year ending December 31, 2024, the Milliman Capital Group Hedged U.S. Growth Fund returned 8.05% v.s. the benchmark (S&P 500 Price Index) return of 23.31%. The Fund achieved reduced volatility and reduced losses throughout the year. The ratio of Fund-to-Benchmark volatility was 67%, while that of the maximum peak-to-trough drawdown was 57%. Sizeable positions in Boardcom Inc. and NVIDIA Corp. were top contributors to the performance. Positions in the healthcare sector such as Regeneron Pharmaceuticals, Inc. and Biomarin Pharmaceutical, Inc. were top detractors from the performance. The option overlay detracted from the performance of the fund, specifically in Q1 and Q4, following strong rallies in domestic equities.

Top Contributors
↑	Broadcom, Inc.
↑	NVIDIA Corp.
↑	Amazon.com, Inc.
↑	Meta Platforms, Inc. - Class A
↑	Alphabet, Inc. - Class C

Top Detractors
↓	Option Overlay
↓	Regeneron Pharmaceuticals, Inc.
↓	Biomarin Pharmaceutical, Inc.
↓	Dollar Tree, Inc.
↓	Caesars Entertainment, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/10/2023)
Class 3 (without sales charge)	8.05	9.21
S&P 500	23.31	21.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://millimanfunds.com/capgroup/resources for more recent performance information.
Net Assets	$ 3,544,414
Holdings Count | $ / shares	72
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,544,414
Number of Holdings	72
Net Advisory Fee	$0
Portfolio Turnover	33%

Holdings [Text Block]

Top Sectors	(%) of net assets
Information Technology	29.2%
Industrials	16.0%
Health Care	15.7%
Consumer Discretionary	14.0%
Communication Services	13.2%
Consumer Staples	4.6%
Financials	4.5%
Materials	0.9%
Energy	0.7%
Cash & Other	1.2%

Top 10 Issuers	(%) of net assets
Microsoft Corp.	7.5%
Broadcom, Inc.	6.2%
Alphabet, Inc.	6.1%
Amazon.com, Inc.	5.8%
Meta Platforms, Inc.	4.2%
Apple, Inc.	4.1%
TransDigm Group, Inc.	4.1%
Salesforce, Inc.	3.5%
NVIDIA Corp.	2.6%
Eli Lilly & Co.	2.4%

Updated Prospectus Web Address	https://millimanfunds.com/capgroup/resources
Class 3
Shareholder Report [Line Items]
Fund Name	Milliman - Capital Group Hedged U.S. Income and Growth Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Milliman - Capital Group Hedged U.S. Income and Growth Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://millimanfunds.com/capgroup/resources. You can also request this information by contacting us at 1-855-700-7959.
Additional Information Phone Number	1-855-700-7959
Additional Information Website	https://millimanfunds.com/capgroup/resources
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$114	1.09%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Milliman - Capital Group Hedged U.S. Income & Growth Fund seeks to provide upside participation in the total return of a portfolio of income and growth oriented equity securities selected by Capital Group while protecting against equity security price losses within the -5% to -20% range.
For the year ending December 31, 2024, the Milliman - Capital Group Hedged U.S. Income & Growth Fund returned 8.72% v.s. the benchmark (S&P 500 Price Index) return of 23.31%. The Fund achieved reduced volatility and reduced losses throughout the year. The ratio of Fund-to-Benchmark volatility was 56%, while that of the maximum peak-to-trough drawdown was 45%. Positions in Broadcom, Inc. and JPMorgan Chase & Co were top contributors to the performance, while Intel Corporation and Celanese Corporation were top detractors from the performance. The option overlay detracted from the performance of the fund, specifically in Q1 and Q4, following strong rallies in domestic equities.

Top Contributors
↑	Broadcom, Inc.
↑	JPMorgan Chase & Co.
↑	Philip Morris International, Inc.
↑	Constellation Energy Corp.
↑	Microsoft Corp.

Top Detractors
↓	Option Overlay
↓	Intel Corp.
↓	Celanese Corp. - Class A
↓	CVS Health Corp.
↓	Archer-Daniels Midland Co.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/10/2023)
Class 3 (without sales charge)	8.72	7.77
S&P 500	23.31	21.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://millimanfunds.com/capgroup/resources for more recent performance information.
Net Assets	$ 3,455,017
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,455,017
Number of Holdings	56
Net Advisory Fee	$0
Portfolio Turnover	28%

Holdings [Text Block]

Top Sectors	(%) of net assets
Information Technology	22.8%
Health Care	15.4%
Financials	15.0%
Industrials	10.8%
Consumer Staples	7.6%
Consumer Discretionary	7.2%
Communication Services	6.2%
Energy	4.6%
Utilities	4.1%
Cash & Other	6.3%

Top 10 Issuers	(%) of net assets
Broadcom, Inc.	9.5%
Microsoft Corp.	7.7%
Philip Morris International, Inc.	4.0%
Apple, Inc.	3.7%
UnitedHealth Group, Inc.	3.3%
Marsh & McLennan Cos., Inc.	3.2%
AbbVie, Inc.	3.1%
Eli Lilly & Co.	3.1%
Alphabet, Inc.	2.7%
JPMorgan Chase & Co.	2.7%

Updated Prospectus Web Address	https://millimanfunds.com/capgroup/resources